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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2002
                                                     --------------------

                 Check here if Amendment [ ]: Amendment Number:

                        This Amendment (Check only one):

                            [_] is a restatement.
                            [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   Dorset Management Corporation
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Address:   485 Underhill Boulevard
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           Suite 205
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           Syosset, NY  11791
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Form 13F File Number: 28-
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                           The institutional investment manager filing this
                  report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David M. Knott
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Title:  President
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Phone: (516) 364-0303
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Signature, Place and Date of Signing:
   /s/ David M. Knott
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[Signature]

Syosset, New York
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[City, State]

November 8, 2002
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[Date]

Report Type (Check only one.):
[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:  28-03121
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Name:   David M. Knott
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